Intangible assets and goodwill - Narrative (Details)		3 Months Ended	12 Months Ended
	Jan. 03, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) business	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Intangible assets and goodwill
Goodwill impairment			$ 0	$ 0	$ 0
Period over which management has projected cash flows			5 years
Discount rates applied to cash flow projections		9.80%	9.80%	9.50%	9.00%
Growth rates applied to cash flow projections		3.00%	3.00%	3.00%	3.00%
Goodwill		$ 1,963,000,000	$ 1,963,000,000	$ 1,350,000,000
WillowTree
Intangible assets and goodwill
Ownership interest in businesses acquired	86.00%
Ownership interest maintained by acquired entity management	0.14
Percentage of subordinate voting share	0.70
Net assets acquired	$ 1,175,000,000	1,175,000,000	1,175,000,000
Cash transferred	856,000,000	856,000,000	856,000,000
Business acquisition consideration transferred, value of shares	125,000,000		125,000,000
Provisions	194,000,000		194,000,000
Net identifiable assets acquired		576,000,000	576,000,000
Goodwill	$ 97,000,000
Revenue arising from contracts with customers			186,000,000
Net income			$ (93,000,000)
WillowTree | Written Put Options Related to Retained Equity Interests
Intangible assets and goodwill
Future exercise period			3 years
Other
Intangible assets and goodwill
Net assets acquired		2,000,000	$ 2,000,000
Cash transferred		1,000,000	1,000,000
Business acquisition consideration transferred, value of shares			$ 0
Number of businesses acquired | business			2
Provisions			$ 1,000,000
Net identifiable assets acquired		2,000,000	2,000,000
Goodwill		0	0
Revenue arising from contracts with customers			4,000,000
Net income		0	0
Increase in revenue		$ 1,000,000
Other | Maximum
Intangible assets and goodwill
Earn-out payout			$ 12,000,000